UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-22655

Northern Lights Fund Trust III
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
1209 Orange Street, Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-470-2600

Date of fiscal year end:	9/30

Date of reporting period:	3/31/26

Item 1. Reports to Stockholders.

(a)

PlanRock Alternative Growth ETF

(PRAE) NYSE Arca, Inc.

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about PlanRock Alternative Growth ETF for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.planrockfunds.com/literature-prospectus/. You can also request this information by contacting us at 1-800-677-6025.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PlanRock Alternative Growth ETF	$64	1.25%Footnote Reference*
Footnote	Description
Footnote*	Annualized

How did the Fund perform during the reporting period?

Fund Performance

The Fund delivered a Q1 2026 return of +1.69% NAV, outperforming the MSCI ACWI Index, which returned -3.20%. For the 6-month and 1-year periods, the Fund returned +5.07% and +22.02%, respectively, compared to -0.01% and +20.01% for the MSCI ACWI Index.

The Fund is a systematic growth ETF that employs two complementary investment strategies, combining equities and alternative investments, to improve the Fund’s overall risk-return profile. The Fund is designed to offer volatility comparable to or lower than that of the broader stock market. The Fund's objective is to grow capital during bull markets and preserve it during bear markets.

Performance Drivers

The Fund’s strong Q1 performance benefited from a continuation of trends witnessed in Q4 2025. While US stocks faced challenges, international and emerging market equities, alongside several alternative assets, maintained strong momentum.

International Equity Outperformance: A primary contributor was the Fund's exposure to foreign equities within the ETF rotation model. International markets outpaced US counterparts; the MSCI EAFE Index returned +1.15%, and Emerging Markets gained +3.8%.

Gold’s Historic Rally: Despite volatility in March, gold remained a positive driver for both the ETF rotation model and the managed futures strategy. Precious metals hit record highs in January, with gold prices surpassing $5,000 per ounce and returning 8.57% for the quarter.

Managed Futures Strategy: This component contributed positively as markets exhibited sustained trends across multiple asset classes. Notably, regional conflict in Iran significantly impacted the energy complex; crude oil and related energy products were key drivers of the strategy’s positive performance.

Monetary Policy Uncertainty: Rising energy prices introduced significant uncertainty to monetary policy expectations. Market expectations for Federal Reserve rate cuts were reversed as investors grappled with inflationary impacts and the potential for a shifted policy stance, which weighed on risk assets throughout the quarter.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Table Summary
	PlanRock Alternative Growth ETF - NAV	MSCI ACWI Index
12/18/23	$10,000	$10,000
12/31/23	$10,083	$10,141
03/31/24	$11,040	$10,972
06/30/24	$10,990	$11,287
09/30/24	$11,340	$12,033
12/31/24	$10,896	$11,914
03/31/25	$10,314	$11,756
06/30/25	$10,792	$13,111
09/30/25	$11,978	$14,111
12/31/25	$12,413	$14,576
03/31/26	$12,585	$14,109

Average Annual Total Returns

Table Summary
	6 Months	1 Year	Since Inception (December 18, 2023)
PlanRock Alternative Growth ETF - NAV	5.07%	22.02%	10.59%
MSCI ACWI Index	-0.01%	20.01%	16.26%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-800-677-6025.

Fund Statistics

Table Summary
Net Assets	$10,447,483
Number of Portfolio Holdings	25
Advisory Fee (net of waivers)	$0
Portfolio Turnover	73%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	100.0%

The pie chart above does not include futures in which the Fund invests.

What did the Fund invest in?

Asset Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	17.3%
Commodity	13.0%
Equity	69.7%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
iShares Russell 1000 Value ETF	7.6%
Invesco RAFI US 1000 ETF	7.5%
iShares MSCI EAFE Value ETF	7.2%
iShares MSCI EAFE Small-Cap ETF	7.1%
iShares MSCI Emerging Markets Small-Cap ETF	6.9%
Avantis International Small Cap Value ETF	6.4%
Avantis Emerging Markets Value ETF	6.4%
ProShares Ultra Gold	6.3%
State Street Industrial Select Sector SPDR ETF	5.9%
Invesco QQQ Trust Series 1	5.1%

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.

PlanRock Alternative Growth ETF

Semi-Annual Shareholder Report - March 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://www.planrockfunds.com/literature-prospectus/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

  Updated performance information

TSR-SAR 033126-PRAE

(b)       Not applicable

Item 2. Code of Ethics.

Not applicable

Item 3. Audit Committee Financial Expert.

Not applicable

Item 4. Principal Accountant Fees and Services.

Not applicable

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)       Long Form Financial Statements

PlanRock Alternative Growth ETF
PRAE

Semi-Annual Financial Statements and Additional Information
March 31, 2026

1-800-677-6025
www.PlanRockFunds.com

PLANROCK ALTERNATIVE GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 82.7%
	COMMODITY - 13.0%
11,823	Invesco DB Energy Fund	$348,424
9,027	ProShares Ultra Bloomberg Crude Oil(a)	354,761
10,743	ProShares Ultra Gold(a)	660,265
		1,363,450
	EQUITY - 69.7%
11,163	Avantis Emerging Markets Value ETF	669,557
6,731	Avantis International Small Cap Value ETF	672,158
4,355	Avantis U.S. Small Cap Value ETF	481,097
922	Invesco QQQ Trust Series 1	532,160
16,558	Invesco RAFI US 1000 ETF	787,002
9,476	iShares MSCI EAFE Small-Cap ETF	743,013
10,048	iShares MSCI EAFE Value ETF	747,069
10,409	iShares MSCI Emerging Markets Small-Cap ETF	720,095
3,723	iShares Russell 1000 Value ETF	795,492
8,382	State Street Energy Select Sector SPDR ETF	513,481
3,829	State Street Industrial Select Sector SPDR ETF	619,264
		7,280,388

	TOTAL EXCHANGE-TRADED FUNDS (Cost $7,618,059)	8,643,838

	TOTAL INVESTMENTS - 82.7% (Cost $7,618,059)	$8,643,838
	OTHER ASSETS IN EXCESS OF LIABILITIES - 17.3%	1,803,645
	NET ASSETS - 100.0%	$10,447,483

OPEN FUTURES CONTRACTS
					Value and Unrealized
Number of				Notional	Appreciation
Contracts	Open Long Futures Contracts	Counterparty	Expiration	Amount(b)	(Depreciation)
23	CBOE Volatility Index Future	RJO	09/17/2026	$560,050	$43,249
26	CBOE Volatility Index Future	RJO	10/22/2026	637,000	19,490
11	CME Euro Foreign Exchange Currency Future	RJO	06/16/2026	1,593,006	(3,642)
9	ICE US mini MSCI EAFE Index Futures	RJO	06/22/2026	1,305,495	(11,070)
15	ICE US MSCI Emerging Markets EM Index Futures	RJO	06/22/2026	1,090,950	(22,550)
30	Micro E-mini Nasdaq-100 Futures	RJO	06/22/2026	1,434,900	(5,923)
	TOTAL LONG FUTURES CONTRACTS				$19,554

See accompanying notes to financial statements.

PLANROCK ALTERNATIVE GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

OPEN FUTURES CONTRACTS
					Value and Unrealized
Number of				Notional	Appreciation
Contracts	Open Short Futures Contracts	Counterparty	Expiration	Amount(b)	(Depreciation)
21	CBOT 10 Year US Treasury Note Future	RJO	06/22/2026	$2,331,984	$(250)
22	CBOT 2 Year US Treasury Note Future	RJO	07/01/2026	4,563,797	6,708
4	CBOT US Treasure Bond Future	RJO	06/22/2026	455,500	(31)
25	CME Japanese Yen Currency Future	RJO	06/16/2026	1,979,375	16,344
64	Micro E-mini S&P 500 Future	RJO	06/19/2026	2,102,640	25,272
	TOTAL SHORT FUTURES CONTRACTS				$48,043

	TOTAL FUTURES CONTRACTS				$67,597

CBOE	- Chicago Board Options Exchange

CBOT	- Chicago Board of Trade

CME	- Chicago Mercantile Exchange

EAFE	- Europe, Australasia and Far East

ETF	- Exchange-Traded Fund

MSCI	- Morgan Stanley Capital International

RJO	- RJ O’Brien

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Non-income producing security.

(b)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

See accompanying notes to financial statements.

PLANROCK ALTERNATIVE GROWTH ETF
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2026

ASSETS
Investment securities:
Investments, At cost	$7,618,059
Investments, At value	$8,643,838
Cash	804,832
Cash at broker for futures	960,153
Due from Adviser	8,522
Unrealized appreciation on futures contracts	111,063
TOTAL ASSETS	10,528,408

LIABILITIES
Unrealized depreciation on futures contracts	43,466
Payable to related parties	10,243
Accrued expenses and other liabilities	27,216
TOTAL LIABILITIES	80,925
NET ASSETS	$10,447,483

Net Assets Consist Of:
Paid in capital	$9,400,745
Accumulated earnings	1,046,738
NET ASSETS	$10,447,483

Net Asset Value Per Share:
Net Assets	$10,447,483

Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	280,000

Net asset value, offering and redemption price per share (Net Assets ÷ Shares Outstanding)	$37.31

See accompanying notes to financial statements.

PLANROCK ALTERNATIVE GROWTH ETF
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended March 31, 2026

INVESTMENT INCOME
Dividends	$91,242
Interest	9,510
TOTAL INVESTMENT INCOME	100,752

EXPENSES
Investment advisory fees	63,260
Administrative services	38,385
Professional fees	14,423
Trustees fees and expenses	9,943
Audit fees	9,349
Other expenses	8,727
Legal fees	8,228
Custodian fees	7,956
Transfer agent fees	7,497
Accounting services fees	6,234
Printing and postage expenses	3,699
Insurance expense	1,492
TOTAL EXPENSES	179,193
Fees waived/reimbursed by the Adviser	(113,298)
NET EXPENSES	65,895

NET INVESTMENT INCOME	34,857

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
In-kind redemptions	62,294
Investments	732,768
Futures	(157,068)
Future options purchased	(87,665)
550,329
Net change in unrealized appreciation (depreciation):
Investments	(127,775)
Futures	43,016
Future options purchased	17,880
(66,879)

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	483,450

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$518,307

See accompanying notes to financial statements.

PLANROCK ALTERNATIVE GROWTH ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	March 31, 2026	Year Ended
	(Unaudited)	September 30, 2025
FROM OPERATIONS
Net investment income (loss)	$34,857	$(1,366)
Net realized gain (loss) on investments, futures, future options purchased & future options written	550,329	(48,092)
Net change in unrealized appreciation (depreciation) on investments, futures & future options written	(66,879)	613,387
Net increase in net assets resulting from operations	518,307	563,929

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid	—	(107,852)
Decrease in net assets resulting from distributions to shareholders	—	(107,852)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	—	6,442,055
Cost of shares redeemed	(369,910)	(5,103,804)
Net increase (decrease) in net assets resulting from shares of beneficial interest	(369,910)	1,338,251

TOTAL INCREASE IN NET ASSETS	148,397	1,794,328

NET ASSETS
Beginning of Period	10,299,086	8,504,758
End of Period	$10,447,483	$10,299,086

SHARE ACTIVITY
Shares Sold	—	190,000
Shares Redeemed	(10,000)	(150,000)
Net increase (decrease) in shares of beneficial interest outstanding	(10,000)	40,000

See accompanying notes to financial statements.

PLANROCK ALTERNATIVE GROWTH ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31, 2026		Year Ended		Period Ended
	(Unaudited)		September 30, 2025		September 30, 2024 (1)
Net asset value, beginning of period	$35.51		$34.02		$30.00
Activity from investment operations:
Net investment income (loss) (2,7)	0.12		(0.01)		(0.01)
Net realized and unrealized gain on investments	1.68		1.89		4.03
Total from investment operations	1.80		1.88		4.02
Less distributions from:
Net investment income	—		(0.07)		—
Net realized gains	—		(0.32)		—
Total distributions	—		(0.39)		—
Net asset value, end of period	$37.31		$35.51		$34.02
Market price, end of period	$37.32		$35.54		$34.09
Total return (3)	5.07	% (4,9)	5.63	% (9)	13.40	% (4)
Market price total return (3)	5.01	% (4)	5.50%		13.63	% (4)
Net assets, at end of period (000s)	$10,447		$10,299		$8,505
Ratio of gross expenses to average net assets before waiver (6)	3.40	% (5)	3.75%		5.03	% (5)
Ratio of net expenses to average net assets after waiver (6)	1.25	% (5)	1.25%		1.25	% (5)
Ratio of net investment income (loss) to average net assets (6,7)	0.66	% (5)	(0.02)%		(0.03	)% (5)
Portfolio Turnover Rate (8)	73	% (4)	293%		170	% (4)

(1)	The Fund commenced operations on December 18, 2023.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(4)	Not annualized for periods less than one year.

(5)	Annualized for periods less than one year.

(6)	Does not include the Fund’s share of the expenses of the underlying investment companies in which the Fund invests.

(7)	The recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation/Redemption Units.

(9)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.

PLANROCK ALTERNATIVE GROWTH ETF

NOTES TO FINANCIAL STATEMENTS (Unaudited)

March 31, 2026

1.	ORGANIZATION

PlanRock Alternative Growth ETF (the “Fund”) is a diversified series of shares of beneficial interest of Northern Lights Fund Trust III (the “Trust”), a Delaware statutory trust organized on December 5, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is a “fund of funds” in that the Fund will generally invest in other investment companies. The investment objective of the Fund is to seek growth of principal.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”, including Accounting Standards Update (“ASU”) 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods that include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Fund may fair value a particular bond if the advisor does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at net asset value.

Valuation of Underlying Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying open-end investment companies are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund may hold investments, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These investments will be valued using the “fair value” procedures approved by the Board. The Board may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis. The board reviews the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Segment Reporting – An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s CODM is comprised of the portfolio managers and Chief Financial Officer of the Trust. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

PLANROCK ALTERNATIVE GROWTH ETF

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2026

Fair Valuation Process – Fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Board, the prices or values available do not represent the fair value of the instrument; factors which may cause the Board to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid investments, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the Board is unable to obtain a current bid from such independent dealers or other independent parties, it shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2026 for the Fund’s investments measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$8,643,838	$—	$—	$8,643,838
Open Long Futures Contracts	19,554	—	—	19,554
Open Short Futures Contracts	48,043	—	—	48,043
Total	$8,711,435	$—	$—	$8,711,435

The Fund did not hold any Level 2 or Level 3 securities during the period.

*	Please refer to the Schedule of Investments for industry classifications.

PLANROCK ALTERNATIVE GROWTH ETF

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2026

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a portfolio of securities. The Fund may purchase an ETF to gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Foreign Currency Translations – The accounting records of the Fund is maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade.

Futures Contracts – The Fund is subject to currency price risk, equity price risk and interest rate risk in the normal course of pursuing their investment objectives. The Fund may purchase or sell futures contracts to hedge against market risk and to reduce return volatility. During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If the Fund was unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Risks may exceed amounts recognized in the Statement of Assets and Liabilities. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Option Transactions – The Fund is subject to equity price risk in the normal course of pursuing their investment objectives and the Fund may purchase or sell options to help hedge against risk. When the Fund writes a call option, an amount equal to the premium received is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Market Risk – Overall market risks may also affect the value of the Fund. The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. Factors such as economic growth and market conditions, interest rate levels, exchange rates and political events affect the securities markets. Changes in market conditions and interest rates generally do not have the same impact on all types of securities and instruments. Unexpected local, regional or global events and their aftermath, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues; tariffs and trade wars, climate change and climate-related events; recessions and depressions; or other tragedies, catastrophes and events could have a significant impact on the Fund and its investments and could

PLANROCK ALTERNATIVE GROWTH ETF

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2026

result in increased premiums or discounts to the Fund’s net asset value, and may impair market liquidity, thereby increasing liquidity risk. Such events can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected.

Distributions to Shareholders – Distributions from net investment income, if any, are declared and paid at least annually and are recorded on the ex-dividend date. The Fund will declare and pay net realized capital gains, if any, annually. The character of income and gains to be distributed is determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes – It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no provision for federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2024 through 2025 or expected to be taken in the Fund’s September 30, 2026 year-end tax returns.

The Fund identifies its major tax jurisdictions as U.S. federal, Ohio, and foreign jurisdictions where the Fund makes significant investments. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six months ended March 31, 2026, the Fund did not incur any interest or penalties.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its Officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

3.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

PlanRock Investment Management, LLC (the “Advisor”) serves as investment advisor to the Fund. Subject to the oversight of the Board, the Advisor is responsible for the management of the Fund’s investment portfolio. Pursuant to an advisory agreement with the Trust, on behalf of the Fund, the Advisor directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a fee, computed and accrued daily and paid monthly at an annual rate of 1.20% of the Fund’s average daily net assets. For the six months ended, March 31, 2026, the Advisor earned $63,260 in advisory fees.

Pursuant to a written agreement (the “Waiver Agreement”), the Advisor has contractually agreed to waive its fees and reimburse expenses of the Fund, until at least February 1, 2027 to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (excluding (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, and contractual indemnification of Fund service providers (other than the Advisor))) will not exceed 1.25% of the Fund’s net assets. This fee waiver and expense reimbursement are subject to possible recoupment from the Fund within the three years after the fees have been waived or reimbursed, if such recoupment can be achieved within the lesser of the foregoing expense

PLANROCK ALTERNATIVE GROWTH ETF

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2026

limits in place at the time of recapture. The Waiver Agreement may be terminated by the Board only on 60 days’ written notice to the Advisor. During the six months ended March 31, 2026, the Advisor waived/reimbursed $113,298 in advisory fees pursuant to the Waiver Agreement.

As of March 31, 2026, the Advisor may recapture all or a portion of the waived fees no later than the dates stated below.

September 30, 2027	September 30, 2028
$178,981	$219,015

Distributor – The distributor of the Fund is Northern Lights Distributors, LLC (the “Distributor”). The Fund has adopted a distribution and service plan (the “Plan”) pursuant to Rule 12b -1 under the 1940 Act. Under the Plan, the Fund is authorized to pay distribution fees to the Distributor and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides these services, the Fund may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act. No distribution or service fees are currently paid by the Fund, and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Fund.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Ultimus Fund Solutions, LLC (“UFS”) – UFS, an affiliate of the Distributor, provides administration and fund accounting services to the Trust. Pursuant to separate servicing agreements with UFS, the Fund pays UFS customary fees for providing administration and fund accounting services to the Fund. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

4.	INVESTMENT TRANSACTIONS

For the six months ended March 31, 2026, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments) for the Fund was as follows:

Purchases	Sales
$6,126,906	$6,426,404

For the six months ended March 31, 2026, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions for the Fund was as follows:

Purchases	Sales
$—	$294,006

PLANROCK ALTERNATIVE GROWTH ETF

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2026

5.	DERIVATIVE TRANSACTIONS

The following is a summary of the effect of derivative instruments on the Statement of Assets and Liabilities as of March 31, 2026.

Contract Type/Primary Risk Exposure	Statement of Assets and Liabilities	Value
Currency Contracts/Currency Price Risk	Unrealized appreciation/depreciation on futures contracts	$12,702
Equity Contracts/Equity Price Risk	Unrealized appreciation/depreciation on futures contracts	48,468
Interest Rate Contracts/Interest Rate Risk	Unrealized appreciation/depreciation on futures contracts	6,427
		67,597

The following is a summary of the effect of derivative instruments on the Statement of Operations for the six months ended March 31, 2026.

		Change in Unrealized
Contract type/	Realized Gain (Loss)	Appreciation (Depreciation)
Primary Risk Exposure	On Futures Contracts	On Futures Contracts
Currency Contracts/Currency Price Risk	$152,262	$(558)
Equity Contracts/Equity Price Risk	(198,546)	33,139
Interest Rate Contracts/Interest Rate Risk	(110,784)	10,435
	$(157,068)	$43,016

		Change In Unrealized
Contract type/	Realized Loss	Appreciation
Primary Risk Exposure	On Future Options Purchased	On Future Options Purchased
Equity Contract/Equity Price Risk	$(87,665)	$17,880

The notional value of the derivative instruments outstanding as of March 31, 2026 as disclosed in the Schedule of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments (including open positions in options) in securities owned by the Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation at March 31, 2026, were as follows:

	Gross	Gross	Net Unrealized
Tax	Unrealized	Unrealized	Appreciation
Cost	Appreciation	Depreciation	(Depreciation)
$7,709,391	$1,265,766	$(263,722)	$1,002,044

PLANROCK ALTERNATIVE GROWTH ETF

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2026

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the fiscal year ended September 30, 2025, and the fiscal period ended September 30, 2024, were as follows:

	Fiscal Year Ended	Fiscal Period Ended
	September 30, 2025	September 30, 2024
Ordinary Income	$18,252	$—
Long-Term Capital Gain	89,600	—
Return of Capital	—	—
	$107,852	$—

As of September 30, 2025, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$—	$—	$(8,758)	$(525,033)	$—	1,062,222	$528,431

The difference between book basis and tax basis undistributed net investment income (losses), accumulated net realized gains (losses), and unrealized appreciation (depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales, and mark-to-market on open futures, options and partnerships.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such late year losses of $8,758.

At September 30, 2025, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains, along with capital loss carryforwards utilized as follows:

Non-Expiring	Non-Expiring
Short-Term	Long-Term	Total	CLCF Utilized
$307,541	$217,482	$525,023	$—

Permanent book and tax differences, primarily attributable to realized gain (loss) on in-kind redemptions and distributions in excess, resulted in reclassifications for the tax year ended September 30, 2025, as follows:

Paid
In	Accumulated
Capital	Earnings
$371,336	$(371,336)

PLANROCK ALTERNATIVE GROWTH ETF

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2026

8.	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Fund at net asset value only in large blocks known as “Creation Units.” Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 10,000 shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the net asset value per share of the relevant Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Fund may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Fund in effecting trades. A fixed fee payable to the custodian may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”).

The Transaction Fees for the Fund is listed in the table below:

Fixed Fee	Variable Charge
$250	2.00%*

*	As a percentage of the amount invested.

For the six months ended March 31, 2026, the fixed and variable fees were as follows:

Fixed Fees	Variable Fees
$250	$—

9.	ACCOUNTING PRONOUNCEMENT

The Fund has adopted the FASB ASU 2023-09, “Income Taxes (Topic 740) Improvements to Income Tax Disclosures” (“ASU 2023-09”), which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. The amendments in ASU 2023-09 are intended to address investor requests for more transparency about income tax information and to improve the effectiveness of income tax disclosures. The Fund’s adoption of ASU 2023-09 did not have a material impact on the Fund’s financial statements.

10.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

PLANROCK ALTERNATIVE GROWTH ETF

ADDITIONAL INFORMATION (Unaudited)

March 31, 2026

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Renewal of Advisory Agreement – PlanRock Alternative Growth ETF*

In connection with a meeting held on November 19, 2025, the Board, including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of the investment advisory agreement (the “Advisory Agreement”) between PlanRock Investment Management, LLC (the “Adviser”) and the Trust, with respect to the PlanRock Alternative Growth ETF (“PlanRock AG”). In considering the renewal of the Advisory Agreement, the Board received materials specifically relating to the PlanRock AG and the Advisory Agreement.

The Board relied upon the advice of independent legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The Board’s conclusions were based on an evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching conclusions with respect to the Advisory Agreement.

Nature, Extent and Quality of Service. The Board noted that the Adviser was founded in 2019 and managed approximately $67 million in assets. The Board reviewed the background information of the key investment professionals that serviced PlanRock AG and noted their educational backgrounds and experience in the investment management industry. The Board discussed that the Adviser followed a proprietary, rules-based, non-traditional equity methodology to select securities for PlanRock AG’s portfolio. The Board acknowledged that the Adviser used proprietary indicators to track trends and momentum indicators and that the Adviser’s risk committee adjusted allocations as necessary to minimize risk and downside volatility. The Board noted that the Adviser utilized technology and a written investment policy statement to ensure compliance with PlanRock AG’s investment restrictions and portfolio guidelines. The Board observed that the Adviser selected broker-dealers on the basis of best execution by comparing offers to the published bid/ask spread at the time of execution. The Board acknowledged that the Adviser did not use artificial intelligence tools to provides advisory services. The Board noted that the Adviser reported that it had no material regulatory, compliance, litigation or cybersecurity issues. The Board determined that it could expect the Adviser to continue providing adequate services to PlanRock AG and its shareholders.

Performance. The Board observed that PlanRock AG underperformed its benchmark, peer group and Morningstar category over the 1-year and since inceptions periods. The Board considered the Adviser’s explanation that the Adviser had only been operating for two years but had produced positive returns that were within expectations of the Fund’s strategy. The Board determined that PlanRock AG’s performance was acceptable and that the Adviser should be given the opportunity to manage PlanRock AG over a full market cycle.

Fees and Expenses. The Board noted that PlanRock AG’s advisory fee was higher than the averages and medians of its peer group and Morningstar category. The Board commented that PlanRock AG’s net expense ratio was higher than the averages and medians of its peer group and Morningstar category but not the highest of the Morningstar category. The Board considered the Adviser’s explanation that PlanRock AG strategy involved a high level of complexity to manage, whereas the funds in its peer group did not. The Board determined that the advisory fee for PlanRock AG was not unreasonable.

Economies of Scale. The Board discussed the size of PlanRock AG and its prospects for growth. The Board noted that the Adviser had indicated its willingness to discuss the matter of breakpoints with the Board as PlanRock AG reached a specified asset level. The Board agreed that, in light of the expense limitation agreement, which effectively provided PlanRock AG’s shareholders with some benefits of scale despite lower asset levels, and the Adviser’s willingness to consider breakpoints as PlanRock AG grew, the absence of breakpoints at this time was acceptable.

PLANROCK ALTERNATIVE GROWTH ETF

ADDITIONAL INFORMATION (Unaudited) (Continued)

March 31, 2026

Profitability. The Board reviewed the Adviser’s profitability analysis in connection with its management and acknowledged that the Adviser was managing PlanRock AG at a loss and concluded, therefore, that excessive profitability was not an issue with respect to PlanRock AG at this time.

Conclusion. Having requested and reviewed such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of independent counsel, the Board concluded that renewal of the Advisory Agreement was in the best interests of PlanRock AG and its shareholders.

*	Due to timing of the contract approval, these deliberations may or may not relate to the current performance results of PlanRock AG.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable

(b)       Not applicable

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust III

By	/s/ Brian Curley
Brian Curley
Principal Executive Officer
Date: 6/2/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Brian Curley
Brian Curley
Principal Executive Officer
Date: 6/2/2026

By	/s/ Richard Gleason
Richard Gleason
Principal Financial Officer
Date: 6/2/2026